UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08004

Aston Funds

(Exact name of registrant as specified in charter)

120 North LaSalle Street, 25th Floor

Chicago, IL 60602

(Address of principal executive offices) (Zip code)

Stuart D. Bilton, Chief Executive Officer

Aston Funds

120 North LaSalle Street, 25th Floor

Chicago, IL 60602

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-268-1400

Date of fiscal year end: October 31

Date of reporting period: July 1, 2010 – August 12, 2010

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2010 TO AUGUST 12, 2010

Registrant: Aston Funds

Fund Name: Aston/Optimum Large Cap Opportunity Fund

07/01/2010-08/12/2010

The registrant did not hold any portfolio securities with respect to which the registrant was entitled to vote during the period from July 1, 2010 to August 12, 2010.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant    Aston Funds

By (Signature and Title)*	/s/ Stuart D. Bilton
Stuart D. Bilton, Chief Executive Officer
(Principal Executive Officer)

Date	October 15, 2010

*	Print the name and title of each signing officer under his or her signature.